PROSPECTUS

                                ----------------

                              INSTITUTIONAL CLASS


                            DWS Communications Fund
         (formerly Scudder Flag Investors Communications Fund, Inc.)
                   (May 1, 2006, as revised June 30, 2006)

                      DWS RREEF Real Estate Securities Fund
              (formerly Scudder RREEF Real Estate Securities Fund)
                               (June 30, 2006)




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.



                            ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]
                                                             Deutsche Bank Group

Contents
--------------------------------------------------------------------------------

     How the Funds Work                        How to Invest in the Funds

       4  DWS Communications Fund               35  Buying and Selling
                                                    Institutional Class Shares
      13  DWS RREEF Real Estate
          Securities Fund                       39  Policies You Should Know
                                                    About
      21  Other Policies and Secondary
          Risks                                 51  Understanding Distributions
                                                    and Taxes
      23  Who Manages and Oversees
          the Funds

      31  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.


Whether you are considering investing in a fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.


Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.


You can find DWS prospectuses on the Internet at www.dws-scudder.com.

--------------------------------------------------------------------------------
                                                            Institutional Class
                                             ticker symbol  FLICX
                                               fund number  532



  DWS Communications Fund
  (formerly Scudder Flag Investors Communications Fund, Inc.)
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to maximize total return.

Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes (measured at the time of investment), in securities of companies in the communications field. The fund normally focuses on the securities of companies that are engaged in the research, development, manufacture or sale of communications services, technology, equipment or products.

The fund seeks to achieve its objective through a combination of long-term growth of capital and, to a lesser extent, current income. In selecting investments for the fund, the portfolio managers emphasize investments in companies offering products and services that support both traditional communications and facilitate new information-based applications. Examples of such companies are companies that offer outsourced communications billing and teleservices products or network computing technology that supports basic Internet functionality, such as Web site operations for electronic commerce and other Internet-based applications. The managers believe that worldwide telecommunications market expansion will create new opportunities for both established and emerging providers of telecommunications products and services. As a result, they believe that investing in a portfolio of common stocks as well as dividend and interest-paying securities of companies in the communications field offers an attractive opportunity for maximizing total return, although there can be no guarantee that this result will be achieved.

The fund may also invest in convertible securities and in bonds and short-term cash equivalents. Convertible securities are bonds or preferred stocks that give purchasers the right to exchange the convertible security for a specified number of shares of a company's common stock at specified prices within a certain period of time. Purchasers receive regular interest payments until they exercise their exchange right. The fund may also invest up to 10% of its assets in stocks and other securities of companies not publicly traded in the United States, including securities of emerging markets.

The fund may lend its investment securities in an amount up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Investment process

The managers follow an investment philosophy referred to as "flexible value." They look for attractive price-to-value relationships in undervalued stocks of strong companies with good management. The emphasis is on individual stock selection, fundamental research and valuation flexibility, without rigid constraints.

The managers believe the communications industry offers significant long-term opportunity for a broad variety of companies to focus on unique sectors and strategies to create and grow attractive businesses. Beyond recognizing the potential for profitable business segments within the overall communications industry, the portfolio managers tend to focus on individual companies.

Factors they assess may include:

o  management team

o  market position

o  business strategy

o  catalysts for change

o  attractive valuation

o  attention to shareholder interests

The managers concentrate investments in those stocks that they believe offer the best potential return relative to possible risks. The portfolio managers retain investment positions for as long as, in their view, the business fundamentals remain favorable and the valuations do not become excessive. The managers will sell or reduce holdings if business fundamentals deteriorate or if the price-to-value relationship becomes unattractive.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, an important factor with this fund is how stock markets perform -- in this case, stocks of companies in the communications field. When the prices of these stocks fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get attractive prices for them.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates its price, you may not receive the full market value for your fund shares when you sell.

Style Risk. As with any investment strategy, the "flexible value" strategy used in managing the fund's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the managers overestimate the value or return potential of one or more common stocks, the fund may underperform the general equity market.

Concentration Risk. The fund concentrates its investments in common stocks of companies in the communications field. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this field will have a significant impact on the fund's performance.

Non-Diversification Risk. The fund is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.

Foreign Investment Risk. Foreign investments involve certain special risks, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investment and imposed high taxes.

o Information Risk. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a foreign company, as compared to the financial reports of US companies.

o Liquidity Risk. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the US market. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches the managers' estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The fund invests in securities denominated in foreign currencies. This creates the possibility that changes in exchange rates between foreign currencies and the US dollar will affect the US dollar value of foreign securities or the income or gain received on these securities.

o Limited Legal Recourse Risk. Legal remedies for investors may be more limited than the remedies available in the US.

o Trading Practice Risk. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o Taxes. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the fund. In addition, special US tax considerations may apply to the fund's foreign investments.

o Emerging Market Risk. All of the risks of investing in foreign securities, as discussed above are increased in connection with investments in emerging markets securities. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Securities Lending Risk. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Institutional Class shares has varied from year to year, which may give some idea of risk. The table on the following page shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DWS Communications Fund

Annual Total Returns (%) as of 12/31 each year -- Institutional Class

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1999       45.89
2000      -34.37
2001      -29.39
2002      -39.17
2003       23.39
2004       21.60
2005       15.24


2006 Total Return as of March 31: 5.90%
For the periods included in the bar chart:
Best Quarter: 27.32%, Q4 1999         Worst Quarter: -29.81%, Q2 2002

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                                                        Since
                                            1 Year        5 Years     Inception*
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return before Taxes                       15.24         -5.78          1.20
--------------------------------------------------------------------------------
  Return after Taxes on Distributions       15.24         -5.78          0.46
--------------------------------------------------------------------------------
  Return after Taxes on Distributions        9.86         -4.82**        1.08**
  and Sale of Fund Shares
--------------------------------------------------------------------------------
Index (Reflects no deductions for            4.91          0.54          3.36
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index: Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Total returns would have been lower if operating expenses hadn't been reduced.

*    Inception June 4, 1998. Index returns begin May 31, 1998.

** Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.
--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 730-1313 or visit our Web site at www.dws-scudder.com.
--------------------------------------------------------------------------------


The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.


The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares owned less than 30 days             2.00%
(as % of redemption proceeds)(1)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------

Management Fee(2)                                                      1.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       None
--------------------------------------------------------------------------------
Other Expenses(3)                                                      0.22
--------------------------------------------------------------------------------
Total Annual Operating Expenses(4),(5)                                 1.22
--------------------------------------------------------------------------------


(1) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.


(2) Restated on an annualized basis to reflect approved fee changes to take effect on or about July 1, 2006. Includes a 0.10% administration fee.

(3) Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006.

(4) Through June 30, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.502% for Institutional Class shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.

(5) Through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at ratios no higher than 1.179% for Institutional Class shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organizational and offering expenses. Although there can be no assurances that the current waiver/expense reimbursement arrangement will be maintained beyond September 30, 2006, the advisor has committed to review the continuance of waiver/expense reimbursement arrangements by September 30, 2006.


Based on the costs above, this example helps you compare this fund's Institutional Class shares expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Institutional Class         $124           $387          $670          $1,477
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            Institutional Class
                                             ticker symbol  RRRRX
                                               fund number  595



  DWS RREEF Real Estate Securities Fund
  (formerly Scudder RREEF Real Estate Securities Fund)
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund's investment objective is long-term capital appreciation and current income.

The fund invests primarily in real estate securities. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The managers look for real estate securities they believe will provide superior returns to the fund over the long term and they attempt to focus on companies with the potential for stock price appreciation and a record of paying dividends.
--------------------------------------------------------------------------------

OTHER INVESTMENTS. When the managers believe that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested.

To find these issuers, the managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, the managers use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Their analysis also includes the companies' management structures, financial structures and business strategies. The goal of this analysis is to determine which of the issuers the managers believe will be the most profitable to the fund over the long term. The managers also consider the effect of the real estate securities markets in general when making investment decisions. The managers do not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

Based on their recent practices, the managers expect that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the managers choose to sell a security. The managers may choose to sell a security for a variety of reasons, but typically the managers will sell if they believe that one or more of the following is true:

o  a security is not fulfilling its investment purpose;

o  a security has reached its optimum valuation; or

o a particular company or general economic conditions have changed

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, an important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates its price, you may not receive the full market value for your fund shares when you sell.

Concentration Risk. The fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:

o  declines in property values;

o increases in property taxes, operating expenses, interest rates or competition;

o  overbuilding;

o  zoning changes; and

o  losses from casualty or condemnation.

In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in an investment that seeks long-term capital growth and current income through investment in real estate securities.

Non-Diversification Risk. The fund is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The performance data provided in the bar chart and quarterly returns that follow and the risk return table on the following pages are those of the fund's predecessor fund, DWS RREEF Real Estate Securities Fund, a series of DWS RREEF Securities Trust (the "Predecessor Fund"). On or about July 7, 2006, the Predecessor Fund will transfer its assets to the fund, which is a new series of DWS Advisor Funds. The fund will also acquire the Predecessor Fund's liabilities. The bar chart shows how performance of the Institutional Class shares of the Predecessor Fund has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower than those shown. The table on the following page shows how performance of Institutional Class shares of the Predecessor Fund compares with a broad-based market index (which, unlike the fund, does not have any fees, taxes or expenses). In addition, the table on the following page includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for the Institutional Class shares of the Predecessor Fund is December 1, 1999. In the bar chart, the performance figures for Institutional Class of the Predecessor Fund before its inception date are based on the historical performance of the original share class of the Predecessor Fund (Institutional Class), adjusted to reflect the higher gross total annual operating expenses of Institutional Class. In the table, the performance figures for each share class of the Predecessor Fund prior to its inception are based on the historical performance of the Institutional Class. Class A, B, C and R shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Institutional Class of the Predecessor Fund only. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DWS RREEF Real Estate Securities Fund

Annual Total Returns (%) as of 12/31 each year -- Institutional Class

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


2000       29.23
2001       14.32
2002        7.77
2003       38.91
2004       31.88
2005       12.19



Total Return as of March 31: 14.53%


For the periods included in the bar chart:
Best Quarter: 16.06%, Q4 2004              Worst Quarter: -7.89%, Q3 2002

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                                                        Since
                                          1 Year        5 Years       Inception*
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return before Taxes                     12.19          20.42         21.98
--------------------------------------------------------------------------------
  Return after Taxes on Distributions      9.42          17.41         18.91
--------------------------------------------------------------------------------
  Return after Taxes on                    8.78          16.17         17.63
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for        4.91           0.54         -0.18
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for       12.13          18.69         20.33
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 1: Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: MSCI US REIT Index (formerly known as the Morgan Stanley REIT Index) is an unmanaged free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe.

Total returns would have been lower if operating expenses hadn't been reduced.

* Inception December 1, 1999. Index returns begin November 30, 1999.
--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 730-1313 or visit our Web site at www.dws-scudder.com.
--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.


The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund. Fee and expense information is based on the operating expense history of the Predecessor Fund.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares owned less than 15 days               2.00%
(as % of redemption proceeds)^(1)
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee^(2)                                                       0.49%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                        None
--------------------------------------------------------------------------------
Other Expenses^(3)                                                       0.14
--------------------------------------------------------------------------------
Total Annual Operating Expenses^(4),(5)                                   0.63
--------------------------------------------------------------------------------


^(1) This fee is charged on all applicable redemptions or exchanges. Please see
     "Policies You Should Know About -- Policies about transactions" for further information.


^(2) Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006. Includes 0.10% administration fee.

^(3) Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006.

^(4) Through June 30, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.346% for Institutional Class shares, excluding certain expenes such as extraordinary expenses, taxes, brokerage, interest, and organizational and offering expenses.

^(5) Through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at ratios no higher than 0.532% for Institutional Class shares, excluding certain expenes such as extraordinary expenses, taxes, brokerage, interest, and organizational and offering expenses. Although there can be no assurances that the current waiver/expense reimbursement arrangement will be maintained beyond September 30, 2006, the advisor has committed to review the continuance of waiver/expense reimbursement arrangements by September 30, 2006.


Based on the costs above, this example helps you compare the expenses of the fund's Institutional Class shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.



--------------------------------------------------------------------------------
Example                     1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Institutional Class           $64           $202           $351          $786
--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

Other policies


o Although major changes tend to be infrequent, the Board of each fund could change that fund's investment goal without seeking shareholder approval. In addition, each fund's Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's 80% investment policy.


o As a temporary defensive measure, each fund could shift up to 100% of its assets into investments such as money market securities and, with respect to DWS Communications Fund, investment-grade income producing securities. This measure could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

o Each fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred stocks or convertible securities.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, each fund may invest in certain types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligations; the risk of interest rate movements; and the risk that the derivatives transaction could expose a fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to a fund.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

A complete list of each fund's portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, each fund's top ten holdings and other information about each fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.

Who Manages and Oversees the Funds

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc."), Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. and Investment Company Capital Corp. ("ICCC") are indirect wholly owned subsidiaries of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The investment advisors

DWS Communications Fund:

ICCC is the fund's investment advisor. The address for ICCC is One South Street, Baltimore, Maryland 21202. ICCC is also the investment advisor to other mutual funds in the DWS family of funds.

ICCC is responsible for supervising and managing all of the fund's operations, including overseeing the activities of the fund's subadvisor.

DWS RREEF Estate Securities Fund:

DeAM, Inc., with headquarters at 345 Park Avenue, New York, NY 10154, acts as investment advisor for the fund. As investment advisor, DeAM, Inc., under the supervision of the Board of Trustees, makes the fund's investment decisions, buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients.

Prior to September 3, 2002, RREEF America L.L.C. ("RREEF") served as investment advisor for the fund. RREEF provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. On April 23, 2002, Deutsche Bank AG acquired RoPRO US Holding Inc., the parent company of RREEF.

The advisor for each fund receives a management fee from that fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

            --------------------------------------------------------------------
            Fund Name                                             Fee Paid
            --------------------------------------------------------------------
            DWS Communications Fund                                 0.90%
            --------------------------------------------------------------------
            DWS RREEF Real Estate Securities Fund                   0.48%
            --------------------------------------------------------------------

On July 1, 2006, after receiving shareholder approval, the fund amended and restated its investment management agreement (the "Investment Management Agreement") with DeAM, Inc. Pursuant to the Investment Management Agreement, DeAM, Inc. provides continuing investment management of the assets of the fund.

Effective July 1, 2006, the DWS RREEF Real Estate Securities Fund pays DeAM, Inc. under the Investment Management Agreement a fee, calculated and paid monthly at the annual rates shown below:


            --------------------------------------------------------------------
            Average Daily Net Assets                              Fee Rate
            --------------------------------------------------------------------
            0-$100 million                                         0.565%
            --------------------------------------------------------------------
            $100 million-$200 million                              0.465%
            --------------------------------------------------------------------
            $200 million-$300 million                              0.415%
            --------------------------------------------------------------------
            over $300 million                                      0.365%
            --------------------------------------------------------------------

The subadvisor

DWS Communications Fund:

The subadvisor for the fund is Alex. Brown Investment Management, LLC ("ABIM"). ABIM's address is One South Street, Baltimore, Maryland 21202.

ABIM is a registered investment advisor with approximately $8.1 billion under management as of December 31, 2005. ABIM is a Maryland limited liability company owned by J. Dorsey Brown and Buppert, Behrens & Owens, Inc. (a company organized by three principals of ABIM); R. Hutchings Vernon; Richard W. Palmer; and Joseph
J. Quingert.

ABIM is responsible for decisions to buy and sell securities for the fund, for broker-dealer selection, and for negotiation of commission rates. ICCC compensates ABIM out of its advisory fee.

Each fund's shareholder report for the year ended December 31, 2005 contains a discussion regarding the basis for the Board of Trustees' or Directors', as applicable, renewal of the investment management agreement and, as applicable, subadvisory agreement (see "Shareholder reports" on the back cover).

The portfolio managers

The following people handle the day-to-day management of each fund.

Each fund is managed by a team of investment professionals who each play an important role in the fund's management process. This team works for the advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The advisor or its affiliates believe(s) its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

Each fund is managed by a team of investment professionals who collaborate to develop and implement the applicable fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the applicable fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

DWS Communications Fund


Bruce E. Behrens                    Patrick J. O'Brien
Vice President and Principal of     Vice President of ABIM and
ABIM and Co-Manager of the fund.    Co-Manager of the fund.
o   Co-managed the fund since       o   Co-managed the fund since
    inception.                          2002.
o   38 years of investment          o   24 years of investment
    industry experience.                industry experience,
o   MBA, University of Michigan.        including portfolio manager
                                        and analyst with ABIM July
                                        2001-present, analyst with
                                        Delaware Management Co.,
                                        June 2000-July 2001 and
                                        portfolio manager with
                                        Prudential Insurance Co.
                                        February 1999-May 2000
                                    o   MBA, Columbia University.

DWS RREEF Real Estate Securities Fund



  John F. Robertson, CFA                    John W. Vojticek
  Partner of RREEF and Co-Manager of the    Partner of RREEF and Co-Manager of
  fund.                                     the fund.
  o   Joined RREEF in 1997, Deutsche        o   Joined RREEF, Deutsche Asset
      Asset Management, Inc. in 2002 and        Management, Inc. and the fund in
      the fund in 1999.                         September 2004.
  o   Over 14 years of investment           o   Prior to that, Principal at KG
      industry experience.                      Redding and Associates, March
  o   Prior to that, Assistant Vice             2004- September 2004.
      President of Lincoln Investment       o   Prior to that, Managing Director
      Management, responsible for REIT          of RREEF from 1996-March 2004,
      research.                                 Deutsche Asset Management, Inc.
  o   BA from Wabash College;                   from 2002-March 2004 and
      MBA, Indiana University.                  the fund from 1999-March 2004.
                                            o   Nine years of investment
  Jerry W. Ehlinger, CFA                        industry experience.
  Managing Director of RREEF and            o   BS, University of Southern
  Co-Manager of the fund.                       California.
  o   Joined RREEF, Deutsche Asset
      Management, Inc. and the fund in      Asad Kazim
      2004.                                 Vice President of RREEF and
  o   Prior to that, Senior Vice            Co-Manager of the fund.
      President at Heitman Real Estate      o   Joined RREEF and Deutsche Asset
      Investment Management from                Management, Inc. in 2002 and the
      2000-2004.                                fund in 2005.
  o   Prior to that, Senior Research        o   Prior to that, Financial Analyst
      Associate at Morgan Stanley Asset         at Clarion CRA Securities from
      Management from 1996-2000.                2000-2002.
  o   Over nine years of investment         o   Over six years of investment
      industry experience.                      industry experience.
  o   BA, University of Wisconsin -         o   BS, The College of New Jersey.
      Whitewater; MS, University of
      Wisconsin - Madison.

Each fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the applicable fund, a description of their compensation structure, and information regarding other accounts they manage.

Market timing related regulatory and litigation matters


Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

               DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately

               $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

               Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other regulatory matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Financial Highlights


These tables are designed to help you understand each fund's financial performance in recent years. For the DWS RREEF Real Estate Securities Fund, the tables are designed to help you understand the Predecessor Fund's financial performance since inception. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested.

Prior to the date of this prospectus, the DWS RREEF Real Estate Securities Fund had no assets or investment operations. On or about July 7, 2006, the fund will acquire all the assets and assume all the liabilities of the Predecessor Fund. The information contained in the following tables for periods prior to July 7, 2006 has been derived from the Predecessor Fund's financial statements.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the DWS Communications Fund and Predecessor Fund's financial statements, are included in their respective annual reports (see "Shareholder reports" on the back cover). The Predecessor Fund's annual report is available free of charge by calling the Service Center at (800) 730-1313.

DWS Communications Fund -- Institutional Class


Years Ended December 31,                  2005     2004   2003     2002    2001
--------------------------------------------------------------------------------
Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period    $17.06   $14.03  $11.37  $18.69  $26.47
--------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)            .01^a  (.05)^a   .04^a  .00^a*    .01
--------------------------------------------------------------------------------
   Net realized and unrealized gain
   (loss) on investment transactions      2.59     3.08    2.62   (7.32)  (7.79)
--------------------------------------------------------------------------------
   Total from investment operations       2.60     3.03    2.66   (7.32)  (7.78)
--------------------------------------------------------------------------------
Redemption fees                            .00*      --      --      --      --
--------------------------------------------------------------------------------
Net asset value, end of period          $19.66   $17.06  $14.03  $11.37  $18.69
--------------------------------------------------------------------------------
Total Return (%)^b                        15.24    21.60   23.39 (39.17) (29.39)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)        2        2       2      2    12
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                             1.33     1.44    1.30   1.52   1.14^c
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                             1.18     1.30    1.15   1.37    .99^c
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                                 .07    (.31)     .32    .05       .05
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                21       34      62      43      14^d
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total return would have been lower had certain expenses not been reduced.

^c The expense ratio of the Communications Portfolio is included in this ratio. The actual expense ratios incurred by the Portfolio for the period January 1, 2001 to April 27, 2001 were .25% after waivers and .30% before waivers. The annual expense ratios incurred by the Institutional Class at the Fund level for the period ended December 31, 2001 were .74% after waivers and .84% before waivers.

^d Beginning on April 27, 2001, the Communications Portfolio was closed. The Communications Fund reverted to being a stand-alone fund. This ratio includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.

* Amount is less than $.005.

DWS RREEF Real Estate Securities Fund --
Institutional Class^a


Years Ended December 31,             2005    2004   2003    2002^b   2002^c   2001^c
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of
period                             $20.38   $17.08 $12.96 $12.98   $13.30  $11.95
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
   Net investment income (loss)       .48^d    .53^d  .55^d   .08^d    .45^d   .66
----------------------------------------------------------------------------------
   Net realized and unrealized
   gain (loss) on investment
   transactions                       1.96     4.77   4.37    .06      .77    1.58
----------------------------------------------------------------------------------
   Total from investment operations   2.44     5.30   4.92    .14     1.22    2.24
----------------------------------------------------------------------------------
Less distributions from:
   Net investment income             (.71)    (.62)  (.59)  (.10)    (.55)   (.46)
----------------------------------------------------------------------------------
   Net realized gain on investment
   transactions                     (1.30)   (1.38)  (.15)  (.04)    (.99)   (.43)
----------------------------------------------------------------------------------
   Tax return of capital               --        --  (.06)  (.02)      --       --
----------------------------------------------------------------------------------
   Total distributions              (2.01)   (2.00)  (.80)  (.16)   (1.54)   (.89)
----------------------------------------------------------------------------------
Redemption fees                     .00***       --     --     --      --       --
----------------------------------------------------------------------------------
Net asset value, end of period     $20.81   $20.38 $17.08 $12.96   $12.98  $13.30
----------------------------------------------------------------------------------
Total Return (%)                    12.19    31.88  38.91 1.13^e**  9.58^e   19.32
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
($ millions)                           464      353    166     24       22      16
----------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                         .53      .54    .63  1.06*     1.25    1.17
----------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                         .53      .54    .63  1.00*     1.14    1.17
----------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                            2.32     2.88   3.64 .62f**     3.44    4.97
----------------------------------------------------------------------------------
Portfolio turnover rate (%)           66^g       79     25   .36*       44     114
----------------------------------------------------------------------------------

^a On September 3, 2002 the Fund's original share class, RREEF Class A shares, was redesignated as Institutional Class.

^b   For the one-month period ended December 31, 2002.

^c   For the years ended November 30.

^d   Based on average shares outstanding during the period.

^e   Total return would have been lower had certain expenses not been reduced.

^f For the one month ended December 31, 2002, the ratio has not been annualized since the Fund does not believe it would be appropriate because its dividend income is not earned ratably throughout the year.

^g Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*    Annualized

**   Not annualized

*** Amount is less than $.005.

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.


You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider.

Buying and Selling Institutional Class Shares

You may buy Institutional Class shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("financial advisor"). Contact them for details on how to enter and pay for your order. Each fund's advisor, administrator or their affiliates may provide compensation to financial advisors for distribution, administrative and promotional services.

You may also buy Institutional Class shares by sending your check (along with a completed Application Form) directly to DWS Scudder Investments Service Company (the "transfer agent"). Your purchase order may not be accepted if a fund withdraws the offering of fund shares, the sale of fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the fund's shareholders.

Eligibility requirements

You may buy Institutional Shares if you are any of the following:

o An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o  An employee benefit plan with assets of at least $50 million.

o A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

o  A client of the private banking division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche or DWS mutual funds.

o An employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares in the funds.

Investment minimums

Your initial investment must be for at least $1,000,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived for:

o Shareholders with existing accounts prior to August 13, 2004 who met the previous minimum investment eligibility requirements.

o Investment advisory affiliates of Deutsche Bank Securities, Inc. or DWS funds purchasing shares for the accounts of their investment advisory clients.

o  Employee benefit plans with assets of at least $50 million.

o  Clients of the private banking division of Deutsche Bank AG.

o Institutional clients and qualified purchasers that are clients of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche or DWS mutual funds.

o An employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares of the funds.

Each fund and its service providers reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

How to contact the transfer agent

            --------------------------------------------------------------------
            By Phone:             (800) 730-1313
            --------------------------------------------------------------------
            First Investments By  DWS Scudder Investments Service Company
            Mail:                 P.O. Box 219356
                                  Kansas City, MO 64121-9356
            --------------------------------------------------------------------
            Additional            DWS Scudder Investments Service Company
            Investments By Mail:  P.O. Box 219154
                                  Kansas City, MO 64121-9154
            --------------------------------------------------------------------
            By Overnight Mail:    DWS Scudder Investments Service Company
                                  210 W. 10th Street
                                  Kansas City, MO 64105-1614
            --------------------------------------------------------------------

You can reach InvestorACCESS, the automated information line, 24 hours a day, 7 days a week by calling (800) 972-3060.

How to open your fund account

           --------------------------------------------------------------------
           MAIL:               Complete and sign the account application that
                               accompanies this prospectus. (You may obtain
                               additional applications by calling the transfer
                               agent.) Mail the completed application along
                               with a check payable to the fund you have
                               selected to the transfer agent. The addresses
                               are shown under "How to contact the transfer
                               agent." Be sure to include the fund number. (For
                               fund numbers, see below.)
           --------------------------------------------------------------------
           WIRE:               Call the transfer agent to set up a wire account.
           --------------------------------------------------------------------
           FUND NAME AND FUND  DWS Communications Fund -- Institutional Class -
           NUMBER:             532, DWS RREEF Real Estate Securities Fund --
                               Institutional Class -- 595.
           --------------------------------------------------------------------

Please note that your account cannot become activated until we receive a completed application.

How to buy and sell shares

MAIL:

Buying: Send your check, payable to the fund you have selected to the transfer agent. The addresses are shown above under "How to contact the transfer agent." Be sure to include the fund number and your account number (see your account statement) on your check. If you are investing in more than one fund, make your check payable to "DWS Scudder" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the transfer agent with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Unless exchanging into another DWS fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call Shareholder Services at
(800) 730-1313 to notify us in advance of a wire transfer purchase. Inform Shareholder Services of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. (Eastern time) the next business day following your purchase.

         ----------------------------------------------------------------------
         Bank Name:          Deutsche Bank Trust Company Americas
         ----------------------------------------------------------------------
         Routing No:         021001033
         ----------------------------------------------------------------------
         Attn:               DWS Scudder
         ----------------------------------------------------------------------
         DDA No:             00-226-296
         ----------------------------------------------------------------------
         FBO:                (Account name)
                             (Account number)
         ----------------------------------------------------------------------
         Credit              DWS Communications Fund -- Institutional Class --
                             532, DWS RREEF Real Estate Securities Fund --
                             Institutional Class -- 595.
         ----------------------------------------------------------------------

Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times. If your wire is not received by 4:00 p.m. (Eastern time) on the next business day after a fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.

Selling: You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your service agent or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or Shareholder Services at (800) 730-1313. Inform Shareholder Services of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. Each fund and its service providers reserve the right to waive the minimum from time to time at their discretion. We must receive your order by 4:00 p.m. (Eastern time) to wire your account the next business day.

TELEPHONE TRANSACTIONS:

You may place orders to buy and sell over the phone by calling your service agent or Shareholder Services at (800) 730-1313. If your shares are in an account with the transfer agent, you may (1) redeem by check in an amount up to $100,000, or by wire (minimum $1,000), or (2) exchange the shares for Institutional Class shares of another DWS fund by calling Shareholder Services.

You may make regular investments from a bank checking account. For more information on setting up an automatic investment plan or payroll investment plan, call Shareholder Services at (800) 730-1313.


Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through financial advisors.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the funds. Please note that a financial advisor may charge fees separate from those charged by the funds.

Keep in mind that the information in this prospectus applies only to each fund's Institutional Class. Each fund has other share classes, which are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 730-1313.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.dws-scudder.com to get up-to-date information, review balances or even place orders for exchanges.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by each fund, then we may reject your application and order.

Each fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.

The funds generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to a fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of a fund's portfolios (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. To the extent the funds invest in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations," these risks may be more pronounced. Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a fund (e.g., "time zone arbitrage").

Each fund discourages short-term and excessive trading. Each fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the Board. Each fund generally defines short-term trading as purchase and redemption activity, including exchanges, that occurs within the time period for imposition of redemption fees. Each fund may also take trading activity that occurs over longer periods into account if the fund reasonably believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Each fund's policies include:

o a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees");

o each fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the funds; and

o each fund has adopted certain fair valuation practices reasonably designed to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by a fund. (See "How the funds calculate share price.")

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to a fund by an investor is detected, the advisor may determine to prohibit that investor from future purchases in the funds or to limit or terminate the investor's exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The advisor seeks to make such determinations in a manner consistent with the interests of the funds' long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of a fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in a fund. It is important to note that shareholders that invest through omnibus accounts also may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in a fund.

Each fund's policies and procedures may be modified or terminated at any time.

Redemption fees. Each fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 15 days (30 days for DWS Communications Fund) of buying them (either by purchase or exchange). The redemption fee is paid directly to a fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the funds. For this reason, the funds have undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the funds'. Subject to approval by a fund's investment advisor or a fund's Board, intermediaries who transact business on an omnibus basis may implement the redemption fees according to their own operational guidelines (which may be different than a fund's policies) and remit the fees to a fund. In addition, certain intermediaries that do not currently have the capacity to collect redemption fees at an account level may be granted a temporary waiver from a fund's policies until such time as they can develop and implement a system to collect the redemption fees.

The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of participants in certain group retirement plans and financial intermediaries whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (iii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iv) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA; (v) transactions on behalf of any mutual fund advised by the funds' investment advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (vi) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (vii) transactions involving hardship of any registered shareholder; (viii) systematic transactions with predefined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (ix) transactions involving shares purchased through the reinvestment of dividends or other distributions; (x) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (e.g., shares converting from Class B to Class A) (the redemption fee period will carry over to the acquired shares); (xi) transactions initiated by a fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of a fund); or (xii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the fund or its agents in their sole discretion).

The funds expect that the waiver for certain group retirement plans and financial intermediaries will be eliminated over time as their respective operating systems are improved. Until such time that these operating systems are improved, the funds' investment advisor will attempt to monitor the trading activity in these accounts and will take appropriate corrective action if it appears that a pattern of short-term or excessive trading or other harmful or disruptive trading by underlying shareholders exists. The funds reserve the right to withdraw waivers, and to modify or terminate these waivers or the redemption fee at any time.

InvestorACCESS, the automated information line, is available 24 hours a day by calling (800) 972-3060. You can use InvestorACCESS to get information on DWS funds generally and on accounts held directly at DWS Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 730-1313.

Telephone and electronic transactions. Generally, you are automatically entitled to telephone transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at (800) 730-1313 at a later date.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. (Eastern time) the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares, you must state whether you would like to receive the proceeds by wire or check.

Each fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the funds cannot accept cash, traveler's checks, starter checks, money orders, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

Account Statements: Each fund or your financial advisor will generally furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account.

How the funds calculate share price

To calculate net asset value per share, or NAV, the share class uses the following equation:


                  TOTAL ASSETS - TOTAL LIABILITIES
            --------------------------------------------  = NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares is the NAV.

Each fund charges a short-term redemption fee equal to 2.00% of the value of shares redeemed or exchanged within 15 days (30 days for DWS Communications
Fund) of purchase. Please see "Policies about transactions -- Redemption fees" for further information.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. Generally, we use market quotations to value a fund's equity securities and information provided by an independent pricing agent (which may be, or may be based upon, market quotations) to value their debt securities. However, we may use methods approved by a fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or a market quotation are not readily available or when a security's value or a meaningful portion of the value of a fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be a fund's use of fair value pricing. This is intended to reduce a fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market timing policies and procedures.")

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. Price changes in the securities a fund owns may ultimately affect the price of fund shares the next time NAV is calculated.)

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reasons

o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund's best interest or when a fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable redemption fees); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add, or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust a fund's investment minimum at any time)

o redeem your shares or close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $1,000,000 ($250,000 for shareholders with existing accounts prior to August 13, 2004) for any reason other than a change in market value

o suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.

Understanding Distributions and Taxes

Each fund intends to distribute to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) A fund may not always pay a dividend or distribution for a given period.

The funds have regular schedules for paying out any earnings to shareholders:

DWS Communications Fund intends to pay distributions of substantially all of its income annually.

DWS RREEF Real Estate Securities Fund intends to pay distributions of substantially all of its income monthly.

Each fund intends to pay distributions from realized capital gains annually, usually in December. If necessary, each fund may distribute at other times as needed.

For federal income tax purposes, income and capital gains distributions are generally taxable. However, income distributions by a fund to retirement plans that qualify for tax-exempt treatment under Federal income tax laws will not be taxable. Similarly, there will be no tax consequences when a qualified retirement plan buys or sells fund shares.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. Dividends and distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment at NAV is the only option.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale.

The tax status of fund earnings you receive and your own fund transactions generally depends on their type:

            --------------------------------------------------------------------
            Generally taxed at long-term       Generally taxed at ordinary
            capital gain rates:                income rates:
            --------------------------------------------------------------------
            Distributions from a fund

            o gains from the sale of           o gains from the sale of
              securities held by a fund for      securities held by a fund for
              more than one year                 one year or less

            o qualified dividend income        o all other taxable income
            --------------------------------------------------------------------
             Transactions involving fund shares

            o gains from selling fund shares   o gains from selling fund
              held for more than one year        shares held for one year or
                                                 less

            --------------------------------------------------------------------

Any investments in foreign securities may be subject to foreign withholding or other taxes. In that case, a fund's yield on those securities would generally be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a fund. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a fund's recognition of ordinary income and may affect the timing or amount of each fund's distributions.


For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a fund as derived from qualified dividend income are eligible for taxation in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. In addition, each fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to each fund's shares for lower tax rates to apply.


Dividends received by DWS RREEF Real Estate Securities Fund from a REIT may be treated as qualified dividend income only to the extent the dividends are attributable to qualified dividend income received by such REIT.

For taxable years beginning on or before December 31, 2010, the maximum federal long-term capital gain rate applicable to individuals has been reduced to 15%. For more information, see the Statement of Additional Information, under "Taxes."


Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Because the REITs invested in by DWS RREEF Real Estate Securities Fund do not provide complete information about the taxability of their distributions until after the calendar year-end, the fund may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission from the Internal Revenue Service each year for an extension of time until February 28 to issue Form 1099-DIV.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated for tax purposes as a return of capital. A return of capital will generally not be taxable to you but will reduce the cost basis of your shares and result in a higher capital gain or a lower capital loss when you sell your shares.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive from a fund.

The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences of an investment in a fund. Additional information may be found in the fund's Statement of Additional Information.

Notes

Notes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.


Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 730-1313, or contact DWS Scudder at the address listed below. Each fund's SAI and shareholder reports are also available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.



DWS Scudder                  SEC                      Distributor
--------------------------------------------------------------------------------


222 South Riverside Plaza    100 F Street, N.E.       DWS Scudder Distributors,
Chicago, IL 60606-5808       Washington, D.C.         Inc.
www.dws-scudder.com          20549-2001               222 South Riverside Plaza
(800) 730-1313               www.sec.gov              Chicago, IL 60606-5808
                             (800) SEC-0330           (800) 621-1148
SEC File Numbers:


DWS Communications Fund            811-03883


DWS RREEF Real Estate
Securities Fund                    811-04760


                                                           [DWS SCUDDER Logo]
                                                           Deutsche Bank Group

                                   PROSPECTUS

                                 ----------------

--------------------------------------------------------------------------------

                  DWS Communications Fund -- Classes A, B and C
           (formerly Scudder Flag Investors Communications Fund, Inc.)

                     (May 1, 2006, as revised June 30, 2006)



                    DWS RREEF Real Estate Securities Fund --
                              Classes A, B, C and R
              (formerly Scudder RREEF Real Estate Securities Fund)

                                 (June 30, 2006)




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.



                            ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]
                                                             Deutsche Bank Group

Contents
--------------------------------------------------------------------------------

 How the Funds Work                        How to Invest in the Funds

   4  DWS Communications Fund               41  Choosing a Share Class

  14  DWS RREEF Real Estate                 49  How to Buy Class A, B and C
      Securities Fund                           Shares

  23  Other Policies and Secondary          50  How to Exchange or Sell
      Risks                                     Class A, B and C Shares

  24  Who Manages and Oversees              51  How to Buy or Sell Class R
      the Funds                                 Shares

  32  Financial Highlights                  52  Policies You Should Know
                                                About

                                            66  Understanding Distributions
                                                and Taxes

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.

Classes A, B and C shares are generally intended for investors seeking the advice and assistance of a financial advisor. Class R shares are only available to participants in certain retirement plans.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

You can find DWS prospectuses on the Internet at www.dws-scudder.com.

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C

                               ticker symbol     TISHX       FTEBX       FTICX
                                 fund number     432         632         732

DWS Communications Fund
(formerly Scudder Flag Investors Communications Fund, Inc.)
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to maximize total return.

Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes (measured at the time of investment), in securities of companies in the communications field. The fund normally focuses on the securities of companies that are engaged in the research, development, manufacture or sale of communications services, technology, equipment or products.

The fund seeks to achieve its objective through a combination of long-term growth of capital and, to a lesser extent, current income. In selecting investments for the fund, the portfolio managers emphasize investments in companies offering products and services that support both traditional communications and facilitate new information-based applications. Examples of such companies are companies that offer outsourced communications billing and teleservices products or network computing technology that supports basic Internet functionality, such as Web site operations for electronic commerce and other Internet-based applications. The managers believe that worldwide telecommunications market expansion will create new opportunities for both established and emerging providers of telecommunications products and services. As a result, they believe that investing in a portfolio of common stocks as well as dividend and interest-paying securities of companies in the communications field offers an attractive opportunity for maximizing total return, although there can be no guarantee that this result will be achieved.

The fund may also invest in convertible securities and in bonds and short-term cash equivalents. Convertible securities are bonds or preferred stocks that give purchasers the right to exchange the convertible security for a specified number of shares of a company's common stock at specified prices within a certain period of time. Purchasers receive regular interest payments until they exercise their exchange right. The fund may also invest up to 10% of its assets in stocks and other securities of companies not publicly traded in the United States, including securities of emerging markets.

The fund may lend its investment securities in an amount up to 33(1)/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Investment process

The managers follow an investment philosophy referred to as "flexible value." They look for attractive price-to-value relationships in undervalued stocks of strong companies with good management. The emphasis is on individual stock selection, fundamental research and valuation flexibility, without rigid constraints.

The managers believe the communications industry offers significant long-term opportunity for a broad variety of companies to focus on unique sectors and strategies to create and grow attractive businesses. Beyond recognizing the potential for profitable business segments within the overall communications industry, the portfolio managers tend to focus on individual companies.

Factors they assess may include:

o  management team

o  market position

o  business strategy

o  catalysts for change

o  attractive valuation

o  attention to shareholder interests

The managers concentrate investments in those stocks that they believe offer the best potential return relative to possible risks. The portfolio managers retain investment positions for as long as, in their view, the business fundamentals remain favorable and the valuations do not become excessive. The managers will sell or reduce holdings if business fundamentals deteriorate or if the price-to-value relationship becomes unattractive.


The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, an important factor with this fund is how stock markets perform -- in this case, stocks of companies in the communications field. When the prices of these stocks fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get attractive prices for them.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates its price, you may not receive the full market value for your fund shares when you sell.

Style Risk. As with any investment strategy, the "flexible value" strategy used in managing the fund's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the managers overestimate the value or return potential of one or more common stocks, the fund may underperform the general equity market.

Concentration Risk. The fund concentrates its investments in common stocks of companies in the communications field. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this field will have a significant impact on the fund's performance.

Non-Diversification Risk. The fund is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.

Foreign Investment Risk. Foreign investments involve certain special risks, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investment and imposed high taxes.

o Information Risk. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a foreign company, as compared to the financial reports of US companies.

o Liquidity Risk. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the US market. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches the managers' estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The fund invests in securities denominated in foreign currencies. This creates the possibility that changes in exchange rates between foreign currencies and the US dollar will affect the US dollar value of foreign securities or the income or gain received on these securities.

o Limited Legal Recourse Risk. Legal remedies for investors may be more limited than the remedies available in the US.

o Trading Practice Risk. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o Taxes. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the fund. In addition, special US tax considerations may apply to the fund's foreign investments.

o Emerging Market Risk. All of the risks of investing in foreign securities, as discussed above are increased in connection with investments in emerging markets securities. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Securities Lending Risk. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower than those shown. The table on the following page shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).


The inception date for Class C shares was October 28, 1998. In the table, the performance figures for Class C prior to its inception date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class C.


The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DWS Communications Fund

Annual Total Returns (%) as of 12/31 each year -- Class A

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1996       13.46
1997       37.36
1998       85.30
1999       45.47
2000      -34.52
2001      -29.54
2002      -39.31
2003       22.89
2004       21.23
2005       14.95


2006 Total Return as of March 31: 5.85%

For the periods included in the bar chart:

Best Quarter: 51.19%, Q4 1998           Worst Quarter: -29.94%, Q2 2002

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                          1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                       8.28          -7.16          6.61
--------------------------------------------------------------------------------
  Return after Taxes on Distributions       8.28          -7.16          5.51
--------------------------------------------------------------------------------
  Return after Taxes on                     5.38         -5.94*         5.56*
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)              10.96          -7.07          6.37
--------------------------------------------------------------------------------
Class C (Return before Taxes)              14.01          -6.89          6.38
--------------------------------------------------------------------------------
Index (reflects no deductions for           4.91           0.54          9.07
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index: Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Total returns would have been lower if operating expenses hadn't been reduced.

* Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.




--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares. Fee and expense information is based on the operating expense history of the Predecessor Fund.


--------------------------------------------------------------------------------
Fee Table                                       Class A     Class B    Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on           5.75%(1)    None       None
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge         None(2)     4.00%      1.00%
(Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares owned less     2.00        2.00       2.00
than 30 days (as % of redemption proceeds)(3)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------

Management Fee(4)                                1.00%       1.00%      1.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                 0.25        1.00       1.00
--------------------------------------------------------------------------------
Other Expenses(5)                                0.30        0.38       0.38
--------------------------------------------------------------------------------
Total Annual Operating Expenses(6),(7)           1.55        2.38       2.38
--------------------------------------------------------------------------------


(1) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class -- Class A shares").

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class -- Class A shares") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the next six months following purchase.

(3) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.


(4) Restated on an annualized basis to reflect approved fee changes to take effect on or about July 1, 2006. Includes a 0.10% administration fee.

(5) Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006.

(6) Through June 30, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.752%, 2.502% and 2.502% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.

(7) Through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at ratios no higher than 1.429%, 2.179% and 2.179% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses. Although there can be no assurances that the current waiver/expense reimbursement arrangement will be maintained beyond September 30, 2006, the advisor has committed to review the continuance of waiver/expense reimbursement arrangements by September 30, 2006.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------


Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $724         $1,036         $1,371        $2,314
--------------------------------------------------------------------------------
Class B shares               641          1,042          1,470         2,320
--------------------------------------------------------------------------------
Class C shares               341            742          1,270         2,716
--------------------------------------------------------------------------------


Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $724         $1,036         $1,371        $2,314
--------------------------------------------------------------------------------
Class B shares               241            742          1,270         2,320
--------------------------------------------------------------------------------
Class C shares               241            742          1,270         2,716
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      Class A    Class B     Class C     Class R

                    ticker symbol     RRRAX      RRRBX       RRRCX       RRRSX
                      fund number     425        625         725         1502

DWS RREEF Real Estate Securities Fund
(formerly Scudder RREEF Real Estate Securities Fund)
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund's investment objective is long-term capital appreciation and current income.

The fund invests primarily in real estate securities. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The managers look for real estate securities they believe will provide superior returns to the fund over the long term and they attempt to focus on companies with the potential for stock price appreciation and a record of paying dividends.

--------------------------------------------------------------------------------

OTHER INVESTMENTS. When the managers believe that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested.

To find these issuers, the managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, the managers use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Their analysis also includes the companies' management structures, financial structures and business strategies. The goal of this analysis is to determine which of the issuers the managers believe will be the most profitable to the fund over the long term. The managers also consider the effect of the real estate securities markets in general when making investment decisions. The managers do not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

Based on their recent practices, the managers expect that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the managers choose to sell a security. The managers may choose to sell a security for a variety of reasons, but typically the managers will sell if they believe that one or more of the following is true:

o  a security is not fulfilling its investment purpose;

o  a security has reached its optimum valuation; or

o  a particular company or general economic conditions have changed

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, an important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates its price, you may not receive the full market value for your fund shares when you sell.

Concentration Risk. The fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:

o  declines in property values;

o increases in property taxes, operating expenses, interest rates or competition;

o  overbuilding;

o  zoning changes; and

o  losses from casualty or condemnation.

In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in an investment that seeks long-term capital growth and current income through investment in real estate securities.

Non-Diversification Risk. The fund is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see "Secondary risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.


The performance data provided in the bar chart and quarterly returns below and the risk return table on the following pages are those of the fund's predecessor fund, Scudder RREEF Real Estate Securities Fund, a series of Scudder RREEF Securities Trust (the "Predecessor Fund"). On or about July 7, 2006, the Predecessor Fund will transfer its assets to the fund, which is a new series of DWS Advisor Funds. The fund will also acquire the Predecessor Fund's liabilities. The bar chart shows how performance of the Class A shares of the Predecessor Fund has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower than those shown. The table on the following page shows how performance of Class A, B, C and R shares of the Predecessor Fund compares with a broad-based market index (which, unlike the fund, does not have any fees, taxes or expenses). In addition, the table on the following page includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares of the Predecessor Fund is September 3, 2002. The inception date for Class R shares of the Predecessor Fund is October 1, 2003. In the bar chart, the performance figures for Class A of the Predecessor Fund before its inception date are based on the historical performance of the original share class of the Predecessor Fund (Institutional Class), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class of the Predecessor Fund prior to its inception are based on the historical performance of the Institutional Class, adjusted to reflect both the higher gross total annual operating expenses of Class A, B, C or R and the current applicable sales charges of Class A or B. Institutional Class shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant for Class R shares or for investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DWS RREEF Real Estate Securities Fund


Annual Total Returns (%) as of 12/31 each year -- Class A

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


2000       28.72
2001       13.88
2002        7.52
2003       38.51
2004       31.57
2005       11.89



Total Return as of March 31: 14.39%


For the periods included in the bar chart:

Best Quarter: 16.03%, Q4 2004             Worst Quarter: -7.98%, Q3 2002

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                                                        Since
                                         1 Year        5 Years        Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                      5.45          18.67         20.42
--------------------------------------------------------------------------------
  Return after Taxes on Distributions      2.95          15.76         17.02
--------------------------------------------------------------------------------
  Return after Taxes on                    2.25          14.67         15.93
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)              7.84          18.95         20.58
--------------------------------------------------------------------------------
Class C (Return before Taxes)             11.00          19.14         20.65
--------------------------------------------------------------------------------
Class R (Return before Taxes)             11.51          19.76         21.30
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for        4.91           0.54         -0.18
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for       12.13          18.69         20.33
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: MSCI US REIT Index (formerly known as the Morgan Stanley REIT Index) is an unmanaged free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe.

Total returns would have been lower if operating expenses hadn't been reduced.

* Inception December 1, 1999. Index returns begin November 30, 1999.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.



--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares. Fee and expense information is based on the operating expense history of the Predecessor Fund.


--------------------------------------------------------------------------------
Fee Table                               Class A    Class B    Class C   Class R
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed     5.75%(1)     None      None       None
on Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales       None(2)     4.00%      1.00%      None
Charge (Load) (as % of redemption
proceeds)
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares         2.00       2.00       2.00     2.00%
owned less than 15 days (as % of
redemption proceeds)(3)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------

Management Fee(4)                        0.49%      0.49%      0.49%     0.49%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee          0.23       0.99       0.98      0.44
--------------------------------------------------------------------------------
Other Expenses(5)                         0.29       0.27       0.20      0.33
--------------------------------------------------------------------------------
Total Annual Operating Expenses(6),(7)    1.01       1.75       1.67      1.26
--------------------------------------------------------------------------------


(1) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class -- Class A shares").

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class -- Class A shares") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the next six months following purchase.

(3) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.


(4) Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006. Includes a 0.10% administration fee.

(5) Restated on an annualized basis to reflect approved fee changes taking effect on July 1, 2006.

(6) Through June 30, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.596%, 2.346%, 2.346% and 1.846% for Class A, Class B, Class C and Class R shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.

(7) Through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at ratios no higher than 0.799%, 1.712%, 1.604% and 1.147% for Class A, Class B, Class C and Class R shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses. Although there can be no assurances that the current waiver/expense reimbursement arrangement will be maintained beyond September 30, 2006, the advisor has committed to review the continuance of waiver/expense reimbursement arrangements by September 30, 2006.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                     1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------

Class A shares                $672          $878         $1,101         $1,740
--------------------------------------------------------------------------------
Class B shares                 578           851          1,149          1,688
--------------------------------------------------------------------------------
Class C shares                 270           526            907          1,976
--------------------------------------------------------------------------------
Class R shares                 128           400            692          1,523
--------------------------------------------------------------------------------


Expenses, assuming you kept your shares
--------------------------------------------------------------------------------

Class A shares                $672          $878         $1,101         $1,740
--------------------------------------------------------------------------------
Class B shares                 178           551            949          1,688
--------------------------------------------------------------------------------
Class C shares                 170           526            907          1,976
--------------------------------------------------------------------------------
Class R shares                 128           400            692          1,523
--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about.

Other policies


o Although major changes tend to be infrequent, the Board of each fund could change that fund's investment goal without seeking shareholder approval. In addition, each fund's Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's 80% investment policy.


o As a temporary defensive measure, each fund could shift up to 100% of its assets into investments such as money market securities and, with respect to DWS Communications Fund, investment-grade income producing securities. This measure could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

o Each fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred stocks or convertible securities.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, each fund may invest in certain types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose a fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to a fund.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

A complete list of each fund's portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, each fund's top ten holdings and other information about each fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.


Who Manages and Oversees the Funds

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., ("DeAM, Inc."), Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. and Investment Company Capital Corp. ("ICCC") are indirect, wholly owned subsidiaries of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The investment advisors

DWS Communications Fund:

ICCC is the fund's investment advisor. The address for ICCC is One South Street, Baltimore, Maryland 21202. ICCC is also the investment advisor to other mutual funds in the DWS family of funds.

ICCC is responsible for supervising and managing all of the fund's operations, including overseeing the activities of the fund's subadvisor.

DWS RREEF Real Estate Securities Fund:

DeAM, Inc., with headquarters at 345 Park Avenue, New York, NY 10154, acts as investment advisor for the fund. As investment advisor, DeAM, Inc., under the supervision of the Board of Trustees, makes the fund's investment decisions, buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients.

The advisor for each fund receives a management fee from that fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

----------------------------------------------------------------------
Fund Name                                             Fee Paid
----------------------------------------------------------------------
DWS Communications Fund                                0.90%
----------------------------------------------------------------------
DWS RREEF Real Estate Securities Fund                  0.48%
----------------------------------------------------------------------

On July 1, 2006, after receiving shareholder approval, the fund amended and restated its investment management agreement (the "Investment Management Agreement") with DeAM, Inc. Pursuant to the Investment Management Agreement, DeAM, Inc. provides continuing investment management of the assets of the fund.

Effective July 1, 2006, the DWS RREEF Real Estate Securities Fund pays DeAM, Inc., under the Investment Management Agreement, a fee calculated and paid monthly at the annual rates shown below:

----------------------------------------------------------------------
Average Daily Net Assets                              Fee Rate
----------------------------------------------------------------------
0-$100 million                                         0.565%
----------------------------------------------------------------------
$100 million-$200 million                              0.465%
----------------------------------------------------------------------
$200 million-$300 million                              0.415%
----------------------------------------------------------------------
over $300 million                                      0.365%
----------------------------------------------------------------------


The subadvisor

DWS Communications Fund:

The subadvisor for the fund is Alex. Brown Investment
Management, LLC ("ABIM"). ABIM's address is One South Street, Baltimore, Maryland 21202.

ABIM is a registered investment advisor with approximately $8.1 billion under management as of December 31, 2005. ABIM is a Maryland limited liability company owned by J. Dorsey Brown and Buppert, Behrens & Owens, Inc. (a company organized by three principals of ABIM); R. Hutchings Vernon; Richard W. Palmer; and Joseph
J. Quingert.

ABIM is responsible for decisions to buy and sell securities for the fund, for broker-dealer selection, and for negotiation of commission rates. ICCC compensates ABIM out of its advisory fee.

Each fund's shareholder report for the year ended December 31, 2005 contains a discussion regarding the basis for the Board of Trustees' or Directors', as applicable, renewal of the investment management agreement and, as applicable, subadvisory agreement (see "Shareholder reports" on the back cover).

The portfolio managers

The following people handle the day-to-day management of each fund.

Each fund is managed by a team of investment professionals who each play an important role in the fund's management process. This team works for the advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The advisor or its affiliates believe(s) its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

Each fund is managed by a team of investment professionals who collaborate to develop and implement the applicable fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the applicable fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.


DWS Communications Fund


Bruce E. Behrens                    Patrick J. O'Brien
Vice President and Principal of     Vice President of ABIM and
ABIM and Co-Manager of the fund.    Co-Manager of the fund.
o   Co-managed the fund since       o   Co-managed the fund since
    inception.                          2002.
o   38 years of investment          o   24 years of investment
    industry experience.                industry experience,
o   MBA, University of Michigan.        including portfolio manager
                                        and analyst with ABIM July
                                        2001-present; analyst with
                                        Delaware Management Co.,
                                        June 2000-July 2001; and
                                        portfolio manager with
                                        Prudential Insurance Co.,
                                        February 1999-May 2000.
                                    o   MBA, Columbia University.

DWS RREEF Real Estate Securities Fund



John F. Robertson, CFA                   John W. Vojticek
Partner of RREEF and Co-Manager of       Partner of RREEF and Co-Manager of the
the fund.                                fund.
o   Joined RREEF in 1997, Deutsche       o   Joined RREEF, Deutsche Asset
    Asset Management, Inc. in 2002           Management, Inc. and the fund in
    and the fund in 1999.                    September 2004.
o   Over 14 years of investment          o   Prior to that, Principal at KG
    industry experience.                     Redding and Associates, March
o   Prior to that, Assistant Vice            2004-September 2004.
    President of Lincoln Investment      o   Prior to that, Managing Director of
    Management, responsible for REIT         RREEF from 1996-March 2004,
    research.                                Deutsche Asset Management, Inc.
o   BA, Wabash College; MBA, Indiana         from 2002-March 2004 and the fund
    University.                              from 1999-March 2004.
                                         o   Nine years of investment industry
Jerry W. Ehlinger, CFA                       experience.
Managing Director of RREEF and           o   BS, University of Southern
Co-Manager of the fund.                      California.
o   Joined RREEF, Deutsche Asset
    Management, Inc. and the fund in     Asad Kazim
    2004.                                Vice President of RREEF and Co-Manager
o   Prior to that, Senior Vice           of the fund.
    President at                         o   Joined RREEF and Deutsche Asset
    Heitman Real Estate Investment           Management, Inc. in 2002 and the
    Management from 2000-2004.               fund in 2005.
o   Prior to that, Senior Research       o   Prior to that, Financial Analyst at
    Associate at Morgan Stanley Asset        Clarion CRA Securities from
    Management from 1996-2000.               2000-2002.
o   Over nine years of investment        o   Over six years of investment
    industry experience.                     industry experience.
o   BA, University of Wisconsin --        o   BS, The College of New Jersey.
    Whitewater; MS, University of
    Wisconsin -- Madison.

Each fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the applicable fund, a description of their compensation structure, and information regarding other accounts they manage.

Market timing related regulatory and litigation matters


Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

      DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately

      $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

      Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws
      (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other regulatory matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Financial Highlights


These tables are designed to help you understand each fund's financial performance in recent years. For the DWS RREEF Real Estate Securities Fund, the tables are designed to help you understand the Predecessor Fund's financial performance since inception. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested.

Prior to the date of this prospectus, the DWS RREEF Real Estate Securities Fund had no assets or investment operations. On or about July 7, 2006, the fund will acquire all the assets and assume all the liabilities of the Predecessor Fund. The information contained in the following tables for periods prior to July 7, 2006 has been derived from the Predecessor Fund's financial statements.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the DWS Communications Fund and Predecessor Fund's financial statements, are included in their respective annual reports (see "Shareholder reports" on the back cover). The Predecessor Fund's annual report is available free of charge by calling the Service Center at (800) 730-1313.

DWS Communications Fund -- Class A


Years Ended December 31,                  2005     2004    2003   2002    2001
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period    $16.79   $13.85  $11.27 $18.57  $26.37
--------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)           (.03)^a  (.08)^a  .01^a (.03)^a (.05)
--------------------------------------------------------------------------------
   Net realized and unrealized gain       2.54     3.02    2.57  (7.27)  (7.75)
   (loss) on investment transactions
--------------------------------------------------------------------------------
   Total from investment operations       2.51     2.94    2.58  (7.30)  (7.80)
--------------------------------------------------------------------------------
Redemption fees                            .00*      --      --     --      --
--------------------------------------------------------------------------------
Net asset value, end of period          $19.30   $16.79  $13.85 $11.27  $18.57
--------------------------------------------------------------------------------
Total Return (%)^b,^c                    14.95    21.23   22.89 (39.31) (29.54)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)     295      284     286    302     728
--------------------------------------------------------------------------------
Ratio of expenses before expense          1.58     1.69    1.49   1.77    1.39^d
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense           1.43     1.54    1.34   1.62    1.24^d
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)(.18)    (.55)     .13   (.20)   (.22)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                 21       34      62     43      14^e
--------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total return does not reflect the effect of any sales charges.

^c    Total return would have been lower had certain expenses not been reduced.

^d The expense ratio of the Communications Portfolio is included in this ratio. The actual expense ratios incurred by the Portfolio for the period January 1, 2001 to April 27, 2001 were .25% after waivers and .30% before waivers. The actual expense ratios incurred by Class A shares at the Fund level for the period ended December 31, 2001 were .99% after waivers and 1.09% before waivers.

e Beginning on April 27, 2001, the Communications Portfolio was closed. The Communications Fund reverted to being a stand-alone fund. This ratio includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.

*     Amount is less than $.005.

DWS Communications Fund -- Class B


Years Ended December 31,                  2005     2004   2003     2002    2001
---------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------
Net asset value, beginning of period    $15.75   $13.09  $10.80  $17.94  $25.66
---------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)           (.13)^a  (.17)^a (.07)^a (.11)^a (.24)
---------------------------------------------------------------------------------
   Net realized and unrealized gain       2.34     2.83    2.36   (7.03)  (7.48)
   (loss) on investment transactions
---------------------------------------------------------------------------------
   Total from investment operations       2.21     2.66    2.29   (7.14)  (7.72)
---------------------------------------------------------------------------------
Redemption fees                            .00*      --      --      --      --
---------------------------------------------------------------------------------
Net asset value, end of period          $17.96   $15.75  $13.09  $10.80  $17.94
---------------------------------------------------------------------------------
Total Return (%)^b,^c                    14.03    20.32   21.20  (39.80) (30.90)
---------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------
Net assets, end of period ($ millions)      27       66      83      87     222
---------------------------------------------------------------------------------
Ratio of expenses before expense          2.33     2.44    2.24    2.52    2.14^d
reductions (%)
---------------------------------------------------------------------------------
Ratio of expenses after expense           2.18     2.29    2.09    2.37    1.99^d
reductions (%)
---------------------------------------------------------------------------------
Ratio of net investment income (loss) (%) (.93)   (1.30)   (.62)   (.95)   (.97)
---------------------------------------------------------------------------------
Portfolio turnover rate (%)                  21      34      62      43     14^e
---------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total return does not reflect the effect of any sales charges.

^c    Total return would have been lower had certain expenses not been reduced.

^d The expense ratio of the Communications Portfolio is included in this ratio. The actual expense ratios incurred by the Portfolio for the period
      January 1, 2001 to April 27, 2001 were .25% after waivers and .30% before waivers. The actual expense ratios incurred by Class B shares at the Fund level for the period ended December 31, 2001 were 1.74% after waivers and 1.84% before waivers.

^e    Beginning on April 27, 2001, the Communications Portfolio was closed. The
      Communications Fund reverted to being a stand-alone fund. This ratio includes the purchase and sale of portfolio securities of the Flag
      Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.

*     Amount is less than $.005.


                                       34

DWS Communications Fund -- Class C


Years Ended December 31,                   2005     2004    2003    2002    2001
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period     $15.77   $13.10  $10.81  $17.96  $25.69
----------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)            (.14)^a  (.17)^a (.06)^a (.12)^a (.25)
----------------------------------------------------------------------------------
   Net realized and unrealized gain        2.35     2.84    2.35   (7.03)  (7.48)
   (loss) on investment transactions
----------------------------------------------------------------------------------
   Total from investment operations        2.21     2.67    2.29   (7.15)  (7.73)
----------------------------------------------------------------------------------
Redemption fees                             .00*      --      --      --      --
----------------------------------------------------------------------------------
Net asset value, end of period           $17.98   $15.77  $13.10  $10.81  $17.96
----------------------------------------------------------------------------------
Total Return (%)^b,^c                     14.01    20.38   21.18  (39.81) (30.09)
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)       13       15      15      16      41
----------------------------------------------------------------------------------
Ratio of expenses before expense           2.33     2.44    2.24    2.52    2.14^d
reductions (%)
----------------------------------------------------------------------------------
Ratio of expenses after expense            2.18     2.29    2.09    2.37    1.99^d
reductions (%)
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)  (.93)   (1.30)   (.62)   (.95)   (.97)
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                  21       34      62      43     14^e
----------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total return does not reflect the effect of any sales charges.

^c    Total Return would have been lower had certain expenses not been reduced.

^d The expense ratio of the Communications Portfolio is included in this ratio. The actual expense ratios incurred by the Portfolio for the period
      January 1, 2001 to April 27, 2001 were .25% after waivers and .30% before waivers. The actual expense ratios incurred by Class C shares at the Fund level for the period ended December 31, 2001 were 1.74% after waivers and 1.84% before waivers.

^e    Beginning on April 27, 2001, the Communications Portfolio was closed. The
      Communications Fund reverted to being a stand-alone fund. This ratio includes the purchase and sale of portfolio securities of the Flag
      Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.

*     Amount is less than $.005.


                                       35


DWS RREEF Real Estate Securities Fund -- Class A

Years Ended December 31,                2005    2004   2003    2002^a    2002^b
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period  $20.40  $17.09 $12.97  $12.98    $13.34
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
   Net investment income (loss)^c        .42     .48    .51     .08       .04
----------------------------------------------------------------------------------
   Net realized and unrealized gain     1.96    4.79   4.37     .06      (.25)
   (loss) on investment transactions
----------------------------------------------------------------------------------
   Total from investment operations     2.38    5.27   4.88     .14      (.21)
----------------------------------------------------------------------------------
Less distributions from:
   Net investment income                (.65)   (.58)  (.55)   (.09)     (.15)
----------------------------------------------------------------------------------
   Net realized gain on investment     (1.30)  (1.38)  (.15)   (.04)       --
   transactions
----------------------------------------------------------------------------------
   Tax return of capital                  --      --  (.06)    (.02)       --
----------------------------------------------------------------------------------
   Total distributions                 (1.95)  (1.96)  (.76)   (.15)     (.15)
----------------------------------------------------------------------------------
Redemption fee                           .00***   --     --      --        --
----------------------------------------------------------------------------------
Net asset value, end of period        $20.83  $20.40 $17.09  $12.97    $12.98
----------------------------------------------------------------------------------
Total Return (%)d                      11.89   31.57  38.51    1.11^e** (1.55)^e**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)   723     814    481     210       200
----------------------------------------------------------------------------------
Ratio of expenses before expense         .80     .82    .88    1.26*     2.20*
reductions (%)
----------------------------------------------------------------------------------
Ratio of expenses after expense          .80     .82    .88    1.25*     1.25*
reductions (%)
----------------------------------------------------------------------------------
Ratio of net investment income          2.05    2.60   3.39     .60^f**  1.27*
(loss) (%)
----------------------------------------------------------------------------------
Portfolio turnover rate (%)               66^g    79     25      36*       44
----------------------------------------------------------------------------------

^a    For the one-month period ended December 31, 2002.

^b    For the period from September 3, 2002 (commencement of operations of Class
      A shares) to November 30, 2002.

^c    Based on average shares outstanding during the period.

^d    Total return does not reflect the effect of any sales charges.

^e    Total return would have been lower had certain expenses not been reduced.

^f For the one month ended December 31, 2002, the ratio has not been annualized since the Fund does not believe it would be appropriate because its dividend income is not earned ratably throughout the year.

^g Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*     Annualized

**    Not annualized

***   Amount is less than $.005.


                                       36


DWS RREEF Real Estate Securities Fund -- Class B


Years Ended December 31,                2005     2004   2003   2002^a    2002^b
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period  $20.40   $17.08 $12.99 $12.98    $13.34
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
   Net investment income (loss)^c        .23      .30    .36    .07       .01
----------------------------------------------------------------------------------
   Net realized and unrealized gain     1.96     4.80   4.38    .07      (.24)
   (loss) on investment transactions
----------------------------------------------------------------------------------
   Total from investment operations     2.19     5.10   4.74    .14     (.23)
----------------------------------------------------------------------------------
Less distributions from:
   Net investment income                (.46)    (.40)  (.44)  (.07)     (.13)
----------------------------------------------------------------------------------
   Net realized gain on investment     (1.30)   (1.38)  (.15)  (.04)       --
   transactions
----------------------------------------------------------------------------------
   Tax return of capital                  --       --   (.06)  (.02)       --
----------------------------------------------------------------------------------
   Total distributions                 (1.76)   (1.78)  (.65)  (.13)     (.13)
----------------------------------------------------------------------------------
Redemption fees                          .00***    --     --     --        --
----------------------------------------------------------------------------------
Net asset value, end of period        $20.83   $20.40 $17.08 $12.99   $12.98
----------------------------------------------------------------------------------
Total Return (%)^d                     10.84    30.24  37.36   1.06^e** (1.74)^e**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)    29       32     22      7         7
----------------------------------------------------------------------------------
Ratio of expenses before expense        1.72     1.79   1.85   2.28*     2.69*
reductions (%)
----------------------------------------------------------------------------------
Ratio of expenses after expense         1.72     1.79   1.85   2.00*     2.00*
reductions (%)
----------------------------------------------------------------------------------
Ratio of net investment income (loss)   1.13     1.63   2.42    .54^f**   .52*
(%)
----------------------------------------------------------------------------------
Portfolio turnover rate (%)               66^g     79     25     36*       44
----------------------------------------------------------------------------------

^a    For the one-month period ended December 31, 2002.

^b    For the period from September 3, 2002 (commencement of operations of Class
      B shares) to November 30, 2002.

^c    Based on average shares outstanding during the period.

^d    Total return does not reflect the effect of any sales charges.

^e    Total return would have been lower had certain expenses not been reduced.

^f For the one month ended December 31, 2002, the ratio has not been annualized since the Fund does not believe it would be appropriate because its dividend income is not earned ratably throughout the year.

^g Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*     Annualized

**   Not annualized

*** Amount is less than $.005.


                                       37


DWS RREEF Real Estate Securities Fund -- Class C


Years Ended December 31,                2005     2004   2003   2002^a    2002^b
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period  $20.44   $17.12 $12.99 $12.98    $13.34
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
   Net investment income (loss)^c        .26      .32    .37    .07       .01
----------------------------------------------------------------------------------
   Net realized and unrealized gain     1.96     4.80   4.41    .07      (.24)
   (loss) on investment transactions
----------------------------------------------------------------------------------
   Total from investment operations     2.22     5.12   4.78    .14      (.23)
----------------------------------------------------------------------------------
Less distributions from:
   Net investment income                (.48)    (.42)  (.44)  (.07)     (.13)
----------------------------------------------------------------------------------
   Net realized gain on investment     (1.30)   (1.38)  (.15)  (.04)       --
   transactions
----------------------------------------------------------------------------------
   Tax return of capital                  --       --   (.06)  (.02)       --
----------------------------------------------------------------------------------
   Total distributions                 (1.78)   (1.80)  (.65)  (.13)     (.13)
----------------------------------------------------------------------------------
Redemption fees                          .00***    --     --     --        --
----------------------------------------------------------------------------------
Net asset value, end of period        $20.88   $20.44 $17.12 $12.99    $12.98
----------------------------------------------------------------------------------
Total Return (%)^d                     11.00    30.35  37.59   1.06^e** (1.74)^e**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)    93       81     34      1         1
----------------------------------------------------------------------------------
Ratio of expenses before expense        1.61     1.68   1.75   2.28*     2.84*
reductions (%)
----------------------------------------------------------------------------------
Ratio of expenses after expense         1.61     1.68   1.75   2.00*     2.00*
reductions (%)
----------------------------------------------------------------------------------
Ratio of net investment income          1.24     1.74   2.52     .54^f**  .52*
(loss) (%)
----------------------------------------------------------------------------------
Portfolio turnover rate (%)               66^g     79     25     36*       44
----------------------------------------------------------------------------------

^a    For the one-month period ended December 31, 2002.

^b    For the period from September 3, 2002 (commencement of operations of Class
      C shares) to November 30, 2002.

6c    Based on average shares outstanding during the period.

^d    Total return does not reflect the effect of any sales charges.

^e    Total return would have been lower had certain expenses not been reduced.

^f For the one month ended December 31, 2002, the ratio has not been annualized since the Fund does not believe it would be appropriate because its dividend income is not earned ratably throughout the year.

^g Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*     Annualized

**    Not annualized

***   Amount is less than $.005.


                                       38


DWS RREEF Real Estate Securities Fund -- Class R


Years Ended December 31,                                 2005    2004    2003^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                   $20.39  $17.09  $16.06
----------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)^b                         .35     .38     .03
----------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investment 1.96    4.81    1.30
   transactions
----------------------------------------------------------------------------------
   Total from investment operations                      2.31    5.19    1.33
----------------------------------------------------------------------------------
Less distributions from:                                 (.57)   (.51)   (.09)
   Net investment income
----------------------------------------------------------------------------------
   Net realized gain on investment transactions         (1.30)  (1.38)   (.15)
----------------------------------------------------------------------------------
   Tax return of capital                                   --      --    (.06)
----------------------------------------------------------------------------------
   Total distributions                                  (1.87)  (1.89)   (.30)
----------------------------------------------------------------------------------
Redemption fees                                           .00***   --      --
----------------------------------------------------------------------------------
Net asset value, end of period                         $20.83  $20.39  $17.09
----------------------------------------------------------------------------------
Total Return (%)                                        11.51   31.01    8.34**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                      9       2       1
----------------------------------------------------------------------------------
Ratio of expenses (%)                                    1.16    1.33    1.25*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                1.69    2.09     .21^c**
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                66^d    79      25
----------------------------------------------------------------------------------

^a For the period from October 1, 2003 (commencement of operations of Class R shares) to December 31, 2003.

^b    Based on average shares outstanding during the period.

^c For the three months ended December 31, 2003, the ratio has not been annualized since the Fund does not believe it would be appropriate because its dividend income is not earned ratably throughout the year.

^d Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

*     Annualized

**    Not annualized

***   Amount is less than $.005.

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class
This prospectus offers three share classes for DWS Communications Fund and four share classes for DWS RREEF Real Estate Securities Fund. Each class has its own fees and expenses, offering you a choice of cost structures. Each fund offers other classes of shares in separate prospectuses. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services.

Class R shares are only available to participants in certain retirement plans.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial advisor to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
o Up to 0.25% annual shareholder            Class C
  servicing fee

--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
o 0.75% annual distribution fee and
  up to 0.25% shareholder servicing fee
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower than for Class B, but your
o Deferred sales charge of 1.00%,           shares never convert to Class A, so
  charged when you sell shares you          annual expenses remain higher
  bought within the last year

o 0.75% annual distribution fee and up
  to 0.25% shareholder servicing fee
--------------------------------------------------------------------------------
Class R

o No charges when you buy or sell shares  o Class R is only available to participants in certain retirement
o 0.25% annual distribution fee and up      plans
  to 0.25% annual shareholder servicing
  fee
--------------------------------------------------------------------------------

Your financial advisor will typically be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, a fund's advisor, administrator or their affiliates may provide compensation to your financial advisor for distribution, administrative and promotional services. Financial advisors may also receive compensation from a fund for the services they provide to their clients.

Class A shares


Class A shares have a 12b-1 plan, under which a shareholder servicing fee of up to 0.25% is deducted from class assets each year.


Class A shares have a sales charge that varies with the amount you invest:

-------------------------------------------------------------------
                                                Sales charge as a %
                       Sales charge as a %          of your net
Your investment       of offering price(1),(2)     investment(2)
-------------------------------------------------------------------
Up to $50,000               5.75%                  6.10%
-------------------------------------------------------------------
$50,000-$99,999              4.50                   4.71
-------------------------------------------------------------------
$100,000-$249,999            3.50                   3.63
-------------------------------------------------------------------
$250,000-$499,999            2.60                   2.67
-------------------------------------------------------------------
$500,000-$999,999            2.00                   2.04
-------------------------------------------------------------------
$1 million or more   See page 41
-------------------------------------------------------------------

(1)  The offering price includes the sales charge.

(2) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentage noted above.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 in Class A shares (including Class A shares in other retail DWS funds) over the next 24 months ("Letter of Intent")

o the amount of Class A shares you already own (including Class A shares in other retail DWS funds) plus the amount you're investing now in Class A shares is at least $50,000 ("Cumulative Discount")

o you are investing a total of $50,000 or more in Class A shares of several retail DWS funds on the same day ("Combined Purchases")

The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category, it's generally beneficial for you to do so.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the DWS family of funds. This includes, for example, investments held in a retirement account, an employee benefit plan, or at a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial advisor or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.

For more information about sales charge discounts, please visit the "Individual Investors" section of www.dws-scudder.com (click on the link entitled "Fund Sales Charge and Breakpoint Schedule"), consult with your financial advisor or refer to the section entitled "Purchase or Redemption of Shares" in each fund's Statement of Additional Information.

You may be able to buy Class A shares without sales charges when you are:

o  reinvesting dividends or distributions

o participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services

o exchanging an investment in Class A shares of another fund in the DWS family of funds for an investment in the fund

o  a current or former director or trustee of the Deutsche or DWS mutual funds

o an employee (including the employee's spouse or life partner and children or stepchildren age 21 or younger) of Deutsche Bank or its affiliates or of a subadvisor to any fund in the DWS family of funds or of a broker-dealer authorized to sell shares of such funds

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without sales charges ("Large Order NAV Purchase Privilege"). However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within 12 months of owning them and a similar charge of 0.50% on shares you sell within the next six months of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares


With Class B shares, you pay no up-front sales charges. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.


Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

---------------------------------------------------------------------
Year after you bought shares          CDSC on shares you sell
---------------------------------------------------------------------
First year                                    4.00%
---------------------------------------------------------------------
Second or third year                           3.00
---------------------------------------------------------------------
Fourth or fifth year                           2.00
---------------------------------------------------------------------
Sixth year                                     1.00
---------------------------------------------------------------------
Seventh year and later      None (automatic conversion to Class A)
---------------------------------------------------------------------


This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.


Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

If you are thinking of making a large purchase in Class B shares or if you already own a large amount of Class A shares in these funds or other DWS funds, it may be more cost efficient to purchase Class A shares instead. Orders to purchase Class B shares of $100,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans. You should consult with your financial advisor to determine which class of shares is appropriate for you.

Class C shares

With Class C shares, you pay no up-front sales charges. Class C shares have a 12b-1 Plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).


Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

---------------------------------------------------------------------
Year after you bought shares           CDSC on shares you sell
---------------------------------------------------------------------
First year                                      1.00%
---------------------------------------------------------------------
Second year and later                           None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years, you could end up paying more than the equivalent of the maximum allowable front-end sales charge. Orders to purchase Class C shares of $500,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

Class R shares

Class R shares have no initial sales charges or deferred sales charges. Class R shares have a 12b-1 plan, under which each year a distribution fee of 0.25% and a shareholder servicing fee of up to 0.25% are deducted from class assets. Because distribution fees are continuous in nature, they may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

Eligibility requirements

You may buy Class R shares if you are a participant in any of the following types of employer-sponsored plans that offer Class R shares of the fund:

o  All section 401(a) and 457 plans

o  Certain section 403(b)(7) plans

o  401(k), profit sharing, money purchase pension and defined benefit plans

o  Non-qualified deferred compensation plans

How to Buy Class A, B and C Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
$50 or more with an Automatic             Investment Plan
Investment Plan
--------------------------------------------------------------------------------
Through a financial advisor

o Contact your advisor using the method   o Contact your advisor using the
  that's most convenient for you            method that's most convenient for
                                            you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "DWS
                                            Scudder" and a DWS Scudder
o Send it to us at the appropriate          investment slip to us at the
  address, along with an investment check   appropriate address below

                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

Not available                             o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information on your         o To set up regular investments from
  application and include a voided check.   a bank checking account, call
                                            (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

Not available                             o Call (800) 621-1048 to establish
                                            Internet access

                                          o Go to www.dws-scudder.com and
                                            register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Regular mail:
First Investment: DWS Scudder, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: DWS Scudder, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
DWS Scudder, 210 W. 10th Street, Kansas City, MO 64105-1614

How to Exchange or Sell Class A, B and C Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 59
existing accounts
--------------------------------------------------------------------------------
Through a financial advisor

o Contact your advisor by the method      o Contact your advisor by the method
  that's most convenient for you            that's most convenient for you
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail or express mail
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a      Not available
  fund account, call (800) 621-1048
--------------------------------------------------------------------------------
With an automatic withdrawal plan

Not available                             o To set up regular cash payments from
                                            a fund account, call (800) 621-1048
                                            (minimum $50)
--------------------------------------------------------------------------------
On the Internet

o Call (800) 621-1048 to establish        o Call (800) 621-1048 to establish
  Internet access                           Internet access

o Go to www.dws-scudder.com and log in    o Go to www.dws-scudder.com and log in

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions


--------------------------------------------------------------------------------

How to Buy or Sell Class R Shares

If your plan sponsor has selected Class R shares as an investment option, you may buy Class R shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("financial advisor"). Contact them for details on how to enter and pay for your order. Financial advisors include brokers, financial representatives or any other bank, dealer or other financial institution that has a sub-shareholder servicing agreement with the fund. Financial advisors may charge additional fees to investors for those services not otherwise included in their sub-distribution or servicing agreement, such as cash management or special trust or retirement investment reporting. The fund's advisor, administrator or their affiliates may provide compensation to financial advisors for distribution, administrative and promotional services.

There are no minimum investments with respect to Class R shares.

Instructions for buying and selling shares must generally be submitted by your employer-sponsored plan, not by plan participants for whose benefit the shares are held. Please contact your financial advisor or retirement plan sponsor for more information.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through financial advisors.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the funds. Please note that a financial advisor may charge fees separate from those charged by the funds.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B, Class C and DWS RREEF Real Estate Securities Fund's Class R shares. Each fund has other share classes, which are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.dws-scudder.com to get up-to-date information, review balances or even place orders for exchanges.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by each fund, then we may reject your application and order.

Each fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges).

If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.

The funds generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to a fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of a fund's portfolios (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. To the extent the funds invest in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations," these risks may be more pronounced. Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a fund (e.g., "time zone arbitrage").

Each fund discourages short-term and excessive trading. Each fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the Board. Each fund generally defines short-term trading as purchase and redemption activity, including exchanges, that occurs within the time period for imposition of redemption fees. Each fund may also take trading activity that occurs over longer periods into account if the fund reasonably believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Each fund's policies include:

o a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees");

o each fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the funds; and

o each fund has adopted certain fair valuation practices reasonably designed to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by a fund. (See "How the funds calculate share price.")

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to a fund by an investor is detected, the advisor may determine to prohibit that investor from future purchases in the funds or to limit or terminate the investor's exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The advisor seeks to make such determinations in a manner consistent with the interests of the fund's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of a fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in a fund. It is important to note that shareholders that invest through omnibus accounts also may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in a fund.

Each fund's policies and procedures may be modified or terminated at any time.

Redemption fees. Each fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 15 days (30 days for DWS Communications Fund) of buying them (either by purchase or exchange). The redemption fee is paid directly to a fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the funds. For this reason, the funds have undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the funds. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the funds'. Subject to approval by a fund's investment advisor or a fund's Board, intermediaries who transact business on an omnibus basis may implement the redemption fees according to their own operational guidelines (which may be different than a fund's policies) and remit the fees to a fund. In addition, certain intermediaries that do not currently have the capacity to collect redemption fees at an account level may be granted a temporary waiver from a fund's policies until such time as they can develop and implement a system to collect the redemption fees.

The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of participants in certain group retirement plans and financial intermediaries whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (iii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iv) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA; (v) transactions on behalf of any mutual fund advised by the funds' investment advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (vi) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (vii) transactions involving hardship of any registered shareholder; (viii) systematic transactions with predefined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (ix) transactions involving shares purchased through the reinvestment of dividends or other distributions; (x) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (e.g., shares converting from Class B to Class A) (the redemption fee period will carry over to the acquired shares); (xi) transactions initiated by a fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of a fund); or (xii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the fund or its agents in their sole discretion).

The funds expect that the waiver for certain group retirement plans and financial intermediaries will be eliminated over time as their respective operating systems are improved. Until such time that these operating systems are improved, the funds' investment advisor will attempt to monitor the trading activity in these accounts and will take appropriate corrective action if it appears that a pattern of short-term or excessive trading or other harmful or disruptive trading by underlying shareholders exists. The funds reserve the right to withdraw waivers, and to modify or terminate these waivers or the redemption fee at any time.

IRA Rollovers. You may complete a direct rollover from an employer-sponsored plan offering Class R shares to an IRA account by reinvesting up to the full amount of your distribution in Class A shares of any DWS Fund at net asset value. Subsequent purchases of Class A shares will be made at the public offering price as described in the prospectus for Class A shares. Please note that if you terminate your participation in an employer-sponsored plan and transfer all of your Class R shares, you will lose the privilege of purchasing Class R shares in the future. Rollovers to a DWS Class R share IRA are not permitted.


InvestorACCESS, the automated information line, is available 24 hours a day by calling (800) 972-3060. You can use InvestorACCESS to get information on DWS funds generally and on accounts held directly at DWS Scudder. You can also use it to make exchanges and sell shares.


QuickBuy and QuickSell let you set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.

Telephone and electronic transactions. Generally, you are automatically entitled to telephone transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at (800) 621-1048 at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Each fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the funds cannot accept cash, traveler's checks, starter checks, money orders, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, you generally don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, the shares with the lowest CDSC are sold first. Exchanges from one fund into another don't affect CDSCs. For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o the death or disability of an account owner (including a joint owner). This waiver applies only under certain conditions. Please contact your financial advisor or Shareholder Services to determine if the conditions exist

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o  withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies DWS Scudder Distributors Inc., the funds' distributor, that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a DWS fund and then decide to invest with DWS Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a DWS fund at its current NAV and for purposes of sales charges it will be treated as if it had never left DWS Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell shares by contacting your financial advisor.

How the funds calculate share price

To calculate net asset value per share, or NAV, each share class uses the following equation:

                  TOTAL ASSETS - TOTAL LIABILITIES
            --------------------------------------------  = NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy shares is the NAV, although for Class A shares it will be adjusted to allow for any applicable sales charges (see "Choosing a Share Class").

The price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

Each fund charges a short-term redemption fee equal to 2.00% of the value of shares redeemed or exchanged within 15 days (30 days for DWS Communications
Fund) of purchase. Please see "Policies about transactions -- Redemption fees" for further information.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. Generally, we use market quotations to value a fund's equity securities and information provided by an independent pricing agent (which may be, or may be based upon, market quotations) to value their debt securities. However, we may use methods approved by a fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be a fund's use of fair value pricing. This is intended to reduce a fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market timing policies and procedures.")

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. Price changes in the securities a fund owns may ultimately affect the price of fund shares the next time the NAV is calculated.)

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reasons

o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund's best interest or when a fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges or redemption fees); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

o for Class A, B and C shares, close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with an Automatic Investment Plan established with $50 or, more per month, investors with $100,000 or more in DWS fund shares or, in any case, where a fall in share price created the low balance)

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust a fund's investment minimums at any time)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.

Understanding Distributions and Taxes

Each fund intends to distribute to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) A fund may not always pay a dividend or distribution for a given period.

The funds have regular schedules for paying out any earnings to shareholders:

DWS Communications Fund intends to pay distributions of substantially all of its income annually.

DWS RREEF Real Estate Securities Fund intends to pay distributions of substantially all of its income monthly.

Each fund intends to pay distributions from realized capital gains annually, usually in December. If necessary, each fund may distribute at other times as needed.

For federal income tax purposes, income and capital gains distributions are generally taxable. However, income distributions by a fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Similarly, there will be no tax consequences when a qualified retirement plan buys or sells fund shares.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without applicable sales charges. Dividends and distributions are taxable whether you receive them in cash or reinvest them in additional shares. For Class R shares and retirement plans, reinvestment (at NAV) is the only option.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

Buying and selling fund shares will usually have tax consequences for you (except for Class R shares or in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale.

The tax status of fund earnings you receive and your own fund transactions generally depends on their type:

--------------------------------------------------------------------
Generally taxed at long-term       Generally taxed at ordinary
capital gain rates:                income rates:
--------------------------------------------------------------------
Distributions from a fund

o gains from the sale of           o gains from the sale of
  securities held by a fund for      securities held by a fund for
  more than one year                 one year or less

o qualified dividend income        o all other taxable income
--------------------------------------------------------------------
Transactions involving fund shares

o gains from selling fund shares   o gains from selling fund
  held for more than one year        shares held for one year or
                                     less
--------------------------------------------------------------------

Any investments in foreign securities may be subject to foreign withholding or other taxes. In that case, a fund's yield on those securities would generally be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a fund. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a fund's recognition of ordinary income and may affect the timing or amount of each fund's distributions.


For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a fund as derived from qualified dividend income are eligible for taxation in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. In addition, each fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to each fund's shares for lower tax rates to apply.

Dividends received by DWS RREEF Real Estate Securities Fund from a REIT may be treated as qualified dividend income only to the extent the dividends are attributable to qualified dividend income received by such REIT.


For taxable years beginning on or before December 31, 2010, the maximum federal long-term capital gain rate applicable to individuals has been reduced to 15%. For more information, see the Statement of Additional Information, under "Taxes."


Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Because the REITs invested in by DWS RREEF Real Estate Securities Fund do not provide complete information about the taxability of their distributions until after the calendar year-end, the fund may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission from the Internal Revenue Service each year for an extension of time until February 28 to issue Form 1099-DIV.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

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If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated for tax purposes as a return of capital. A return of capital will generally not be taxable to you but will reduce the cost basis of your shares and result in a higher capital gain or a lower capital loss when you sell your shares.

Corporations may be able to take a dividends-received deduction for a portion of the income dividends they receive from a fund.

The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences of an investment in a fund. Additional information may be found in the funds' Statement of Additional Information.

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Notes
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Notes
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Notes
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To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact DWS Scudder at the address listed below. Each fund's SAIs and shareholder reports are also available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-5850.


DWS Scudder                  SEC                  Distributor
--------------------------------------------------------------------------------
222 South Riverside Plaza    100 F Street, N.E.   DWS Scudder Distributors, Inc.
Chicago, IL 60606-5808       Washington, D.C.     222 South Riverside Plaza
www.dws-scudder.com          20549-2001           Chicago, IL 60606-5808
(800) 621-1048               www.sec.gov          (800) 621-1148
                             (202) 551-5850


SEC File Numbers:

DWS Communications Fund            811-03883


DWS RREEF Real Estate Securities
Fund                               811-04760



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